UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4880

Dreyfus Premier GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

P:\Edgar Filings\Pending\027\NCSRS-027-8-30-05\formncsr027.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
GNMA Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier GNMA Fund, covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Marc Seidner.

The first half of 2005 proved to be an unusual time for fixed-income securities. Contrary to historical norms, yields of longer-term U.S. government securities fell — and their prices rose — even as the Federal Reserve Board attempted to forestall inflationary pressures by raising short-term interest rates. Signs of potential economic weakness, a strengthening U.S. dollar and robust investor demand appear to have fueled the rally in the more interest-rate-sensitive parts of the market. Conversely, prices in the corporate bond market declined despite an expanding economy, improved balance sheets and persistently low default rates.

In our view, these factors may have created new opportunities and challenges for fixed-income investors. Our economists currently expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for market conditions that could affect the various sectors of the U.S. bond market in different ways. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Marc Seidner, Portfolio Manager How did Dreyfus Premier GNMA Fund perform relative to its benchmark?

For the six-month period ended June 30, 2005, the fund achieved total returns of 1.91% for Class A shares, 1.64% for Class B shares and 1.54% for Class C shares.The fund also produced aggregate income dividends of approximately $0.2665, $0.2260 and $0.2119 for its Class A, B and C shares, respectively.1 In comparison, the fund’s benchmark, the Lehman Brothers GNMA Index (the “Index”), achieved a total return of 2.10% .2

Like other sectors of the U.S. government securities marketplace, GNMA securities were influenced by rising short-term interest rates. However, the eroding effects of higher interest rates were offset to a significant degree by rising bond prices and declining yields at the longer end of the maturity spectrum, enabling the mortgage-backed securities market to produce a modestly positive total return.The fund’s returns were slightly lower than the Index, which we attribute to fees and expenses that are not reflected in the benchmark’s performance.

Note to shareholders: On January 31, 2005, Marc Seidner and Robert Bayston became the fund’s primary and secondary portfolio managers, respectively. Each is a dual employee of Dreyfus and Standish Mellon Asset Management, LLC (Standish), a subsidiary of Mellon Financial Corporation and a Dreyfus affiliate. They apply Standish’s proprietary processes in managing the fund. Mr. Seidner also is the Director of Active Core Strategies with Standish, and joined Standish in 1995. Mr. Bayston also is a portfolio manager responsible for TIPS and Derivatives Strategies with Standish, and joined Standish in 1991.

What is the fund’s investment approach?

The fund seeks to maximize total return consisting of capital appreciation and current income.

The fund invests at least 80% of its assets in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities. The

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund may also purchase other securities issued or guaranteed by the U.S. government, such as U.S.Treasury securities.The fund is not permitted to invest in any other type of security.The fund may, but is not required to, use certain derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest-rate risk, or as part of a hedging strategy.

What other factors influenced the fund’s performance?

The Federal Reserve Board (“the Fed”) continued to raise short-term interest rates during the first half of 2005,implementing rate hikes at each of four meetings of its Federal Open Market Committee.As a result, the federal funds rate climbed from 2.25% at the start of the reporting period to 3.25% at the end. As expected, rising interest rates eroded prices of most shorter-term fixed-income securities, including mortgage-backed securities from U.S. government agencies. Contrary to historical norms, however, prices of longer-term bonds rose, and the yield of the 10-year U.S.Treasury bond ended the reporting period below 4%.

Although Fed Chairman Alan Greenspan called the resilience of long-term U.S. government securities “a conundrum” in February, it appears that prices in the U.S. bond market have been supported by robust demand from overseas buyers, who have been attracted to their relative credit safety and high yields compared to government securities in Europe or Japan. In addition, despite surging energy prices, U.S. government securities have benefited from investors’ generally low inflation expectations in an uncertain economy.

In this unusual market environment, we set the fund’s average duration —a measure of sensitivity to changing interest rates — in a range that was modestly shorter than industry averages.This relatively defensive positioning helped the fund maintain the liquidity it needed to capture higher yields quickly. In addition, we adopted a “barbell” yield-curve strategy that de-emphasized securities with maturities in the five- to 10-year range. This strategy was designed to benefit from narrower differences between yields of short- and long-term securities, which proved successful when short-term interest rates rose and longer-term bond yields fell.

4

Our security selection strategy focused primarily on current-coupon securities that were trading at prices close to their face values. This approach helped us avoid higher-yielding, premium-priced securities that were undermined during the reporting period by a relatively high rate of prepayments as more homeowners refinanced their mortgages. In addition, the fund invested a portion of its assets in higher-yielding GNMA project loans, which do not have prepayment provisions.

What is the fund’s current strategy?

On the last day of the reporting period, the Fed implemented its ninth consecutive increase of short-term interest rates. In its statement accompanying the rate hike, the Fed left its assessment of the U.S. economy and monetary policy unchanged from previous announcements. Most analysts interpreted this as a sign that the Fed is not yet finished with its credit-tightening campaign, and that more rate hikes are likely.While we agree that the Fed’s interest-rate increases are not yet complete, we appear to be closer to the end of the cycle than the beginning. In addition, yield differences along the maturity spectrum have narrowed well beyond historical norms.

Accordingly, we recently have moved away from a “barbell” yield-curve strategy toward one that is more “bulleted,” focusing on specific maturity ranges. However, with additional rate hikes likely, we have maintained the fund’s relatively short average duration. In our view, these are prudent strategies until the Fed signals that its moves toward a less accommodative monetary policy are at an end.

July 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers GNMA Index (unhedged) is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier GNMA Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.36	$ 8.10	$ 8.99
Ending value (after expenses)	$1,019.10	$1,016.40	$1,015.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.36	$ 8.10	$ 9.00
Ending value (after expenses)	$1,019.49	$1,016.76	$1,015.87

† Expenses are equal to the fund’s annualized expense ratio of 1.07% for Class A, 1.62% for Class B and 1.80%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
	Principal
Bonds and Notes—100.7%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed—93.9%
Government National Mortgage Association I:
5%	26,485,000 [a]	26,691,848
5%, 11/15/2033—5/15/2035	1,893,853	1,911,599
5.5%	5,800,000 [a]	5,923,250
5.5%, 3/15/2033—6/15/2035	32,143,813	32,871,080
6%, 10/15/2019—9/15/2034	18,299,054	18,898,363
6.5%	3,900,000 [a]	4,074,283
6.5%, 11/15/2007—5/15/2028	2,034,676	2,111,261
7.5%, 2/15/2022-12/15/2023	735,686	793,672
8%, 4/15/2008-12/15/2022	1,052,462	1,119,414
8.5%, 10/15/2016-11/15/2022	453,822	497,017
9%, 11/15/2019-12/15/2022	347,190	382,073
9.5%, 5/15/2018-1/15/2025	281,480	314,138
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	490,388	485,215
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	500,000	500,185
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	647,889	642,695
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	1,300,000	1,295,190
Ser. 2005-50, Cl. A, 4.015%, 11/16/2010	827,000	822,865
Ser. 2005-59, Cl. A, 4.32%, 9/16/2040	400,000	400,000
Government National Mortgage Association II:
3.375%, 4/20/2030-6/20/2032	2,405,030 [b]	2,442,911
3.5%, 7/20/2030-7/20/2032	984,151 [b]	993,512
5%, 9/20/2033-6/20/2035	6,164,849	6,203,379
5.5%	3,396,000 [a]	3,457,022
5.5%, 3/20/2035-6/20/2035	6,208,359	6,334,451
6%, 6/20/2035	2,585,000	2,663,351
6.5%, 5/20/2031	2,524,750	2,629,679
7%, 1/20/2030-4/20/2032	3,006,036	3,169,853
7.5%, 9/20/2030	23,661	25,251
9%, 7/20/2025	198,941	219,269
		127,872,826
U.S. Government—6.8%
U.S. Treasury Inflation Protected Securities,
1.875%, 7/15/2013	2,992,523 [c]	3,064,991
U.S. Treasury Notes,
4.25%, 8/15/2013	6,000,000	6,151,878
		9,216,869
Total Bonds and Notes
(cost $136,364,522)		137,089,695

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)
		Face Amount
		Covered by
Options—.0%		Contracts ($)	Value ($)

Call Options:
U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ 98.65625		1,365,000	23,806
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ 101.328125		1,380,000	13,703
Total Options
(cost $30,673)			37,509

		Principal
Short-Term Investments—20.7%		Amount ($)	Value ($)

U.S. Treasury Bills:
2.56%, 7/7/2005		18,000,000	17,991,720
2.73%, 7/21/2005		10,000,000	9,984,000
2.97%, 9/8/2005		150,000 [d]	149,141
Total Short-Term Investments
(cost $28,125,557)			28,124,861

Total Investments (cost $164,520,752)		121.4%	165,252,065
Liabilities, Less Cash and Receivables		(21.4%)	(29,175,638)
Net Assets		100.0%	136,076,427

[a]	Purchased on a forward commitment basis.
[b]	Variable rate security-interest rate subject to periodic change.
[c]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[d]	Held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Government Agencies/		U.S. Government	6.8
Mortgage-Backed	93.9	Futures/Options Contracts	.0
U.S. Treasury Bills	20.7		121.4

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES June 30, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2005 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	164	17,858,062	September 2005	(68,063)
U.S. Treasury 10 Year Notes	49	5,559,969	September 2005	3,235
				(64,828)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts	Value ($)

Call Options:
U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ 100.171875	2,730,000	18,537
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ 102.859375	2,760,000	11,813
(Premiums received $30,673)		30,350

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		164,520,752	165,252,065
Cash			11,823,965
Interest receivable			639,533
Receivable for shares of Beneficial Interest subscribed			9,432
Prepaid expenses			25,728
			177,750,723

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			133,834
Payable for investment securities purchased			41,292,248
Payable for shares of Beneficial Interest redeemed			102,002
Payable for futures variation margin—Note 4			35,578
Outstanding options written, at value (premiums
received $30,673)—See Statement of Options Written			30,350
Accrued expenses			80,284
			41,674,296

Net Assets ($)			136,076,427

Composition of Net Assets ($):
Paid-in capital			137,397,481
Accumulated distributions in
excess of investment income—net			(559,577)
Accumulated net realized gain (loss) on investments			(1,428,286)
Accumulated net unrealized appreciation
(depreciation) on investments [including ($64,828)
net unrealized (depreciation) on financial futures]			666,809

Net Assets ($)			136,076,427

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	74,062,725	40,511,441	21,502,261
Shares Outstanding	4,889,152	2,673,326	1,419,658

Net Asset Value Per Share ($)	15.15	15.15	15.15

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	2,571,142
Expenses:
Management fee—Note 3(a)	374,720
Shareholder servicing costs—Note 3(c)	279,599
Distribution fees—Note 3(b)	180,154
Professional fees	32,600
Custodian fees—Note 3(c)	19,922
Registration fees	17,829
Prospectus and shareholders’ reports	11,617
Trustees’ fees and expenses—Note 3(d)	5,312
Loan commitment fees—Note 2	390
Miscellaneous	15,090
Total Expenses	937,233
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(19,922)
Net Expenses	917,311
Investment Income—Net	1,653,831

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	314,506
Net realized gain (loss) on financial futures	493,049
Net Realized Gain (Loss)	807,555
Net unrealized appreciation (depreciation) on
investments [including ($214,945) net
unrealized (depreciation) on financial futures]	(50,045)
Net Realized and Unrealized Gain (Loss) on Investments	757,510
Net Increase in Net Assets Resulting from Operations	2,411,341

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	1,653,831	4,637,427
Net realized gain (loss) on investments	807,555	1,324,718
Net unrealized appreciation
(depreciation) on investments	(50,045)	(2,461,371)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,411,341	3,500,774

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,315,371)	(3,532,678)
Class B shares	(643,248)	(2,092,881)
Class C shares	(278,661)	(970,363)
Net realized gain on investments:
Class A shares	—	(77,035)
Class B shares	—	(55,935)
Class C shares	—	(29,259)
Total Dividends	(2,237,280)	(6,758,151)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,510,243	12,420,482
Class B shares	1,527,475	3,525,992
Class C shares	5,602,140	4,468,862
Dividends reinvested:
Class A shares	910,070	2,533,055
Class B shares	428,427	1,389,035
Class C shares	165,164	665,631
Cost of shares redeemed:
Class A shares	(9,750,672)	(26,606,246)
Class B shares	(7,687,384)	(23,114,364)
Class C shares	(4,576,937)	(18,072,257)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(5,871,474)	(42,789,810)
Total Increase (Decrease) in Net Assets	(5,697,413)	(46,047,187)

Net Assets ($):
Beginning of Period	141,773,840	187,821,027
End of Period	136,076,427	141,773,840
Undistributed (distributions in
excess of) investment income—net	(559,577)	23,872

12

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	496,787	817,133
Shares issued for dividends reinvested	60,184	166,689
Shares redeemed	(645,076)	(1,750,274)
Net Increase (Decrease) in Shares Outstanding	(88,105)	(766,452)

Class B [a]
Shares sold	101,046	230,615
Shares issued for dividends reinvested	28,325	91,348
Shares redeemed	(508,791)	(1,520,202)
Net Increase (Decrease) in Shares Outstanding	(379,420)	(1,198,239)

Class C
Shares sold	371,086	291,946
Shares issued for dividends reinvested	10,923	43,771
Shares redeemed	(303,112)	(1,190,836)
Net Increase (Decrease) in Shares Outstanding	78,897	(855,119)

[a] During the period ended June 30, 2005, 144,260 Class B shares representing $2,181,410 were automatically converted to 144,309 Class A shares and during the period ended December 31, 2004, 222,779 Class B shares representing $3,384,987 were automatically converted to 222,914 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class A Shares	(Unaudited)	2004	2003	2002	2001 [a]	2000

Per Share Data ($):
Net asset value,
beginning of period	15.13	15.40	15.66	15.10	14.76	14.23
Investment Operations:
Investment income—net	.20[b]	.47[b]	.37[b]	.53[b]	.68[b]	.81
Net realized and unrealized
gain (loss) on investments	.09	(.07)	.01	.60	.35	.54
Total from Investment Operations	.29	.40	.38	1.13	1.03	1.35
Distributions:
Dividends from investment
income—net	(.27)	(.66)	(.64)	(.57)	(.69)	(.82)
Dividends from net realized
gain on investments	—	(.01)	—	—	—	—
Total Distributions	(.27)	(.67)	(.64)	(.57)	(.69)	(.82)
Net asset value, end of period	15.15	15.13	15.40	15.66	15.10	14.76

Total Return (%) [c]	1.91[d]	2.71	2.46	7.60	7.12	9.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[e]	1.10	1.09	1.06	1.04	1.08
Ratio of net expenses
to average net assets	1.07	1.10	1.09	1.06	1.04	1.08
Ratio of net investment income
to average net assets	2.70[e]	3.12	2.37	3.41	4.57	5.67
Portfolio Turnover Rate	271.05[d,f] 444.53[f]		442.18[f]	366.50	507.76	693.19

Net Assets, end of period
($ X 1,000)	74,063	75,295	88,481	100,311	93,701	87,494

[a]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period
	ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and
	unrealized gain (loss) on investments per share by $.01, and decrease the ratio of net investment income to average
	net assets from 4.61% to 4.57%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended June 30, 2005 and
	the years ended December 31, 2004 and December 31, 2003, were 82.20%, 233.47% and 193.58%, respectively.
See notes to financial statements.

14

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001 [a]	2000

Per Share Data ($):
Net asset value,
beginning of period	15.13	15.41	15.67	15.11	14.77	14.24
Investment Operations:
Investment income—net	.16[b]	.40[b]	.29[b]	.44[b]	.60[b]	.74
Net realized and unrealized
gain (loss) on investments	.09	(.09)	.01	.61	.36	.54
Total from Investment Operations	.25	.31	.30	1.05	.96	1.28
Distributions:
Dividends from investment
income—net	(.23)	(.58)	(.56)	(.49)	(.62)	(.75)
Dividends from net realized
gain on investments	—	(.01)	—	—	—	—
Total Distributions	(.23)	(.59)	(.56)	(.49)	(.62)	(.75)
Net asset value, end of period	15.15	15.13	15.41	15.67	15.11	14.77

Total Return (%) [c]	1.64[d]	2.10	1.96	7.05	6.58	9.27

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[e]	1.63	1.58	1.57	1.55	1.59
Ratio of net expenses
to average net assets	1.62	1.63	1.58	1.57	1.55	1.59
Ratio of net investment income
to average net assets	1.64[e]	2.64	1.88	2.88	3.99	5.17
Portfolio Turnover Rate	271.05[d,f] 444.53[f]		442.18[f]	366.50	507.76	693.19

Net Assets, end of period
($ X 1,000)	40,511	46,199	65,520	78,150	42,121	27,080

[a] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share and increase net realized and unrealized gain (loss) on investments per share by less than $.01, and decrease the ratio of net investment income to average net assets from 4.03% to 3.99%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended June 30, 2005 and the years ended December 31, 2004 and December 31, 2003, were 82.20%, 233.47% and 193.58%, respectively.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001 [a]	2000

Per Share Data ($):
Net asset value,
beginning of period	15.13	15.40	15.65	15.10	14.76	14.24
Investment Operations:
Investment income—net	.15[b]	.38[b]	.26[b]	.40[b]	.56[b]	.70
Net realized and unrealized
gain (loss) on investments	.08	(.09)	.02	.60	.36	.53
Total from Investment Operations	.23	.29	.28	1.00	.92	1.23
Distributions:
Dividends from investment
income—net	(.21)	(.55)	(.53)	(.45)	(.58)	(.71)
Dividends from net realized
gain on investments	—	(.01)	—	—	—	—
Total Distributions	(.21)	(.56)	(.53)	(.45)	(.58)	(.71)
Net asset value, end of period	15.15	15.13	15.40	15.65	15.10	14.76

Total Return (%) [c]	1.54[d]	1.97	1.81	6.73	6.32	8.90

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83[e]	1.83	1.78	1.80	1.79	1.85
Ratio of net expenses
to average net assets	1.80	1.83	1.78	1.80	1.79	1.85
Ratio of net investment income
to average net assets	1.97[e]	2.50	1.66	2.63	3.68	4.90
Portfolio Turnover Rate	271.05[d,f] 444.53[f]		442.18[f]	366.50	507.76	693.19

Net Assets, end of period
($ X 1,000)	21,502	20,280	33,820	29,035	10,874	4,644

[a]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period
	ended December 31, 2001 was to decrease net investment income per share and increase net realized and unrealized
	gain (loss) on investments per share by less than $.01 and decrease the ratio of net investment income to average net
	assets from 3.72% to 3.68%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended June 30, 2005 and
	the years ended December 31, 2004 and December 31, 2003, were 82.20%, 233.47% and 193.58%, respectively.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier GNMA Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its assets in GNMA certificates, which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. The fund has adopted a policy to provide its shareholders with at least 60 days prior written notice of any change in its policy to so invest its assets. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class B shares automatically convert to Class A shares after six years. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S.Treasury Bills, options and financial futures) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on dispositions, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills,

18

are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund had an unused capital loss carryover of $1,244,345 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004, was as follows: ordinary income $6,758,151. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2005, the fund did not borrow under the Facility.

20

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended June 30, 2005, the Distributor retained $2,197 from commissions earned on sales of the fund’s Class A shares and $73,550 and $1,023 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2005, Class B and Class C shares were charged $106,815 and $73,339, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2005, Class A, Class B and Class C shares were charged $92,474, $53,407 and $24,446, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sonnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2005, the fund was charged $65,822 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2005, the fund was charged $19,922 pursuant to the custody agreement.

During the period ended June 30, 2005, the fund was charged $1,998 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $51,655, Rule 12b-1 distribution plan fees $30,055, shareholder services plan fees $28,076, chief compliance officer fees $1,998 and transfer agency per account fees $22,050.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and option transactions during the period ended June 30, 2005, amounted to $357,411,054 and $346,618,270, respectively, of which $240,952,943 in purchases and $241,505,813 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

22

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2005, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the fund’s call/put options written for the period ended June 30, 2005:

	Face Amount		Options Terminated

	Covered by	Premiums	Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)

Contracts outstanding
January 1, 2005	—	—
Contracts written	5,490,000	30,673
Contracts outstanding
June 30, 2005	5,490,000	30,673

At June 30, 2005, accumulated net unrealized appreciation on investments was $731,313, consisting of $1,021,139 gross unrealized appreciation and $289,826 gross unrealized depreciation.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims.

24

Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in the whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 25

For	More	Information

Dreyfus Premier
GNMA Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SSL-DOCS2 70134233v5

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5